LOANS RECEIVABLE Q - Schedule of Outstanding Loans Receivable to be Repaid (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
2025	$ 576,114
2026	60,293
2027	1,088
2028	3,688
2029	1,188
2030	300
Loans receivable, current and non-current	$ 642,671	$ 476,620